SCHEDULE OF ASSETS AND LIABILITIES OF DISPOSAL GROUP (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Apr. 28, 2023
IfrsStatementLineItems [Line Items]
Right-of-use assets, net	$ 1,326
Inventories, net
Other receivables and prepayments	1,312	831
Accrued liabilities and other payables	(1,128)	(216)
Lease liabilities	$ (1,420)
Disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, net			$ 3,756
Inventories, net			3,634
Trade receivables, net			405
Other receivables and prepayments			407
Cash and bank balances			36
Accrued liabilities and other payables			(2,696)
Amounts owed to related parties			(4,938)
Lease liabilities			(2,720)
Taxes payable			$ (11)